Consolidated Statements of Changes in Total Equity (Parenthetical) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	May 20, 2013	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends per common share	$ 0.18	$ 0.18	$ 0.00	$ 0.54